Debt - Redemption of Prior Notes Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Feb. 07, 2020	Jan. 31, 2020	Dec. 31, 2019	Oct. 17, 2016
Debt Instrument [Line Items]
Stated interest rate						9.25%
Redemption premium	$ 75,000,000.0	$ 0
Other Deductions Net
Debt Instrument [Line Items]
Write off of deferred debt issuance cost	$ 34,300,000
12.00%/13.00% Senior PIK Toggle Notes due 2022 | Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 500,000,000.0
Cash interest rate, stated percentage					12.00%
PIK interest rate, stated percentage					13.00%
9.250% Notes due 2024 | Notes Payable to Banks
Debt Instrument [Line Items]
Aggregate principal amount				$ 750,000,000.0
Stated interest rate				9.25%
Principal amount repurchased			$ 500,000
10.00% Notes due 2024 | Notes Payable to Banks
Debt Instrument [Line Items]
Aggregate principal amount				$ 120,000,000.0
Stated interest rate					10.00%